Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Pioneer High Yield Fund
Entity Central Index Key	0001094521
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000011134 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer High Yield Fund
Class Name	Class A
Trading Symbol	TAHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer High Yield Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$119	1.10%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended October 31, 2024, the Fund’s Class A shares at NAV returned 16.04%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 10.55%. The performance benchmark, the ICE BofA U.S. High Yield Total Return Index, returned 16.47% during the period.
  Individual security selection was the primary contributor to the Fund’s return relative to the performance benchmark. Sector allocation detracted from the Fund’s return relative to the performance benchmark.
  Individual security selection was most positive within the basic industry, transportation and real estate sectors. Exposures within basic industry, specifically within metals and mining, building materials and steel producers and products were positive contributors to benchmark relative performance during the period. Within transportation, select securities within the air transportation and trucking and delivery sectors were beneficial to performance.
  Individual security selection in the automotive and retail sectors detracted from performance. Within the automotive sector, the Fund's exposures within the auto loans subsector detracted from relative performance. Within the retail sector, the Fund’s exposure to specialty retail detracted from performance relative to the performance benchmark.
  The Fund’s returns relative to the performance benchmark benefited from allocations to the automotive (overweight), retail (underweight) and capital goods (underweight) sectors during the period.
  Allocations to the energy (overweight) and, basic industry (overweight) sectors, and out-of-benchmark positioning to index-based credit-default swaps detracted from relative performance during the period.
  Security selection within the single B (B) and double B (BB) rated tiers contributed positively to benchmark relative performance. The Fund is generally positioned to be underweight the more interest rate sensitive BB rated tier in favor of B rated bonds.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index and the ICE BofA U.S. High Yield Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class A (with sales charge)	10.79%	2.59%	3.37%
Class A (without sales charge)	16.04%	3.53%	3.85%
Bloomberg U.S. Aggregate Bond Total Return Index	10.55%	(0.23)%	1.49%
ICE BofA U.S. High Yield Total Return Index	16.47%	4.38%	4.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 584,097,078
Holdings Count | Holding	283	[1]
Advisory Fees Paid, Amount	$ 3,952,087
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of October 31, 2024)
Fund net assets	$584,097,078%
Total number of portfolio holdings	283^^
Total advisory fee paid	$3,952,087
Portfolio turnover rate	60%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of October 31, 2024 ) *
Corporate Bonds	92.6%
U.S. Government and Agency Obligations	3.2%
Convertible Corporate Bonds	1.7%
Senior Secured Floating Rate Loan Interests	1.4%
Common Stocks	0.8%
Preferred Stock	0.3%
Collateralized Mortgage Obligations†	0.0%
Rights/Warrants†	0.0%
Insurance-Linked Securities†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 3, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 3, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
C000011136 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer High Yield Fund
Class Name	Class C
Trading Symbol	PYICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer High Yield Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$208	1.93%

Expenses Paid, Amount	$ 208
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended October 31, 2024, the Fund’s Class C shares at NAV returned 15.03%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 10.55%. The performance benchmark, the ICE BofA U.S. High Yield Total Return Index, returned 16.47% during the period.
  Individual security selection was the primary contributor to the Fund’s return relative to the performance benchmark. Sector allocation detracted from the Fund’s return relative to the performance benchmark.
  Individual security selection was most positive within the basic industry, transportation and real estate sectors. Exposures within basic industry, specifically within metals and mining, building materials and steel producers and products were positive contributors to benchmark relative performance during the period. Within transportation, select securities within the air transportation and trucking and delivery sectors were beneficial to performance.
  Individual security selection in the automotive and retail sectors detracted from performance. Within the automotive sector, the Fund's exposures within the auto loans subsector detracted from relative performance. Within the retail sector, the Fund’s exposure to specialty retail detracted from performance relative to the performance benchmark.
  The Fund’s returns relative to the performance benchmark benefited from allocations to the automotive (overweight), retail (underweight) and capital goods (underweight) sectors during the period.
  Allocations to the energy (overweight) and, basic industry (overweight) sectors, and out-of-benchmark positioning to index-based credit-default swaps detracted from relative performance during the period.
  Security selection within the single B (B) and double B (BB) rated tiers contributed positively to benchmark relative performance. The Fund is generally positioned to be underweight the more interest rate sensitive BB rated tier in favor of B rated bonds.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index and the ICE BofA U.S. High Yield Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C (with contingent deferred sales charge)	14.03%	2.69%	3.06%
Class C (without contingent deferred sales charge)	15.03%	2.69%	3.06%
Bloomberg U.S. Aggregate Bond Total Return Index	10.55%	(0.23)%	1.49%
ICE BofA U.S. High Yield Total Return Index	16.47%	4.38%	4.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 584,097,078
Holdings Count | Holding	283	[2]
Advisory Fees Paid, Amount	$ 3,952,087
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of October 31, 2024)
Fund net assets	$584,097,078%
Total number of portfolio holdings	283^^
Total advisory fee paid	$3,952,087
Portfolio turnover rate	60%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of October 31, 2024 ) *
Corporate Bonds	92.6%
U.S. Government and Agency Obligations	3.2%
Convertible Corporate Bonds	1.7%
Senior Secured Floating Rate Loan Interests	1.4%
Common Stocks	0.8%
Preferred Stock	0.3%
Collateralized Mortgage Obligations†	0.0%
Rights/Warrants†	0.0%
Insurance-Linked Securities†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 3, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 3, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
C000011138 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer High Yield Fund
Class Name	Class R
Trading Symbol	TYHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer High Yield Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$168	1.56%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended October 31, 2024, the Fund’s Class R shares at NAV returned 15.43%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 10.55%. The performance benchmark, the ICE BofA U.S. High Yield Total Return Index, returned 16.47% during the period.
  Individual security selection was the primary contributor to the Fund’s return relative to the performance benchmark. Sector allocation detracted from the Fund’s return relative to the performance benchmark.
  Individual security selection was most positive within the basic industry, transportation and real estate sectors. Exposures within basic industry, specifically within metals and mining, building materials and steel producers and products were positive contributors to benchmark relative performance during the period. Within transportation, select securities within the air transportation and trucking and delivery sectors were beneficial to performance.
  Individual security selection in the automotive and retail sectors detracted from performance. Within the automotive sector, the Fund's exposures within the auto loans subsector detracted from relative performance. Within the retail sector, the Fund’s exposure to specialty retail detracted from performance relative to the performance benchmark.
  The Fund’s returns relative to the performance benchmark benefited from allocations to the automotive (overweight), retail (underweight) and capital goods (underweight) sectors during the period.
  Allocations to the energy (overweight) and, basic industry (overweight) sectors, and out-of-benchmark positioning to index-based credit-default swaps detracted from relative performance during the period.
  Security selection within the single B (B) and double B (BB) rated tiers contributed positively to benchmark relative performance. The Fund is generally positioned to be underweight the more interest rate sensitive BB rated tier in favor of B rated bonds.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class R shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index and the ICE BofA U.S. High Yield Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class R	15.43%	3.04%	3.41%
Bloomberg U.S. Aggregate Bond Total Return Index	10.55%	(0.23)%	1.49%
ICE BofA U.S. High Yield Total Return Index	16.47%	4.38%	4.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 584,097,078
Holdings Count | Holding	283	[3]
Advisory Fees Paid, Amount	$ 3,952,087
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of October 31, 2024)
Fund net assets	$584,097,078%
Total number of portfolio holdings	283^^
Total advisory fee paid	$3,952,087
Portfolio turnover rate	60%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of October 31, 2024 ) *
Corporate Bonds	92.6%
U.S. Government and Agency Obligations	3.2%
Convertible Corporate Bonds	1.7%
Senior Secured Floating Rate Loan Interests	1.4%
Common Stocks	0.8%
Preferred Stock	0.3%
Collateralized Mortgage Obligations†	0.0%
Rights/Warrants†	0.0%
Insurance-Linked Securities†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 3, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 3, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
C000011137 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer High Yield Fund
Class Name	Class Y
Trading Symbol	TYHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer High Yield Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$92	0.85%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended October 31, 2024, the Fund’s Class Y shares at NAV returned 16.44%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 10.55%. The performance benchmark, the ICE BofA U.S. High Yield Total Return Index, returned 16.47% during the period.
  Individual security selection was the primary contributor to the Fund’s return relative to the performance benchmark. Sector allocation detracted from the Fund’s return relative to the performance benchmark.
  Individual security selection was most positive within the basic industry, transportation and real estate sectors. Exposures within basic industry, specifically within metals and mining, building materials and steel producers and products were positive contributors to benchmark relative performance during the period. Within transportation, select securities within the air transportation and trucking and delivery sectors were beneficial to performance.
  Individual security selection in the automotive and retail sectors detracted from performance. Within the automotive sector, the Fund's exposures within the auto loans subsector detracted from relative performance. Within the retail sector, the Fund’s exposure to specialty retail detracted from performance relative to the performance benchmark.
  The Fund’s returns relative to the performance benchmark benefited from allocations to the automotive (overweight), retail (underweight) and capital goods (underweight) sectors during the period.
  Allocations to the energy (overweight) and, basic industry (overweight) sectors, and out-of-benchmark positioning to index-based credit-default swaps detracted from relative performance during the period.
  Security selection within the single B (B) and double B (BB) rated tiers contributed positively to benchmark relative performance. The Fund is generally positioned to be underweight the more interest rate sensitive BB rated tier in favor of B rated bonds.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index and the ICE BofA U.S. High Yield Total Return Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class Y	16.44%	3.82%	4.14%
Bloomberg U.S. Aggregate Bond Total Return Index	10.55%	(0.23)%	1.49%
ICE BofA U.S. High Yield Total Return Index	16.47%	4.38%	4.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 584,097,078
Holdings Count | Holding	283	[4]
Advisory Fees Paid, Amount	$ 3,952,087
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of October 31, 2024)
Fund net assets	$584,097,078%
Total number of portfolio holdings	283^^
Total advisory fee paid	$3,952,087
Portfolio turnover rate	60%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of October 31, 2024 ) *
Corporate Bonds	92.6%
U.S. Government and Agency Obligations	3.2%
Convertible Corporate Bonds	1.7%
Senior Secured Floating Rate Loan Interests	1.4%
Common Stocks	0.8%
Preferred Stock	0.3%
Collateralized Mortgage Obligations†	0.0%
Rights/Warrants†	0.0%
Insurance-Linked Securities†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 3, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 3, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds

[1]	Excluding short-term investments and all derivative contracts except for options purchased.
[2]	Excluding short-term investments and all derivative contracts except for options purchased.
[3]	Excluding short-term investments and all derivative contracts except for options purchased.
[4]	Excluding short-term investments and all derivative contracts except for options purchased.